Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefits [abstract]
Schedule of labor expenses

(in millions of euros)	Note	2018	2017	2016
Average number of employees (full-time equivalents) (1)		135,943	138,038	141,257
Wages and employee benefit expenses		(8,828)	(8,402)	(8,625)
o/w wages and salaries		(6,017)	(5,986)	(6,074)
o/w social security charges (2)		(2,068)	(2,121)	(2,104)
o/w French part-time for seniors plans	6.2	(773)	(310)	(432)
o/w capitalized costs (3)		842	839	809
o/w other labor expenses (4)		(812)	(824)	(824)
Employee profit sharing		(180)	(183)	(180)
Share-based compensation	6.3	(66)	11	(61)
Total in operating income		(9,074)	(8,574)	(8,866)
Net interest on the net defined liability		(16)	(21)	(28)
Actuarial (gains)/losses generated during the year		45	16	(80)

(1)	Of whom 40% were Orange SA's French civil servants (45% at December 31, 2017 and 50% at December 31, 2016).
(2)	Net of approximately 85 million euros for competitiveness and employment tax credit for 2018 in France (102 million euros as at December 31, 2017 and 98 million euros as at December 31, 2016).
(3)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 8.3 and 8.4).
(4)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long term benefits (except French part-time for seniors plans).

Schedule of employee benefits payable

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Post-employment benefits (1)	989	1,005	998
Other long-term benefits	2,434	2,313	2,616
o/w French part-time for seniors plans	1,784	1,644	1,956
Provision for employment termination benefits	3	4	7
Other employee-related payables and payroll taxes due	1,715	1,710	1,631
Provision for social risks and litigation	74	90	43
Total	5,215	5,122	5,295
o/w non-current employee benefits	2,823	2,674	3,029
o/w current employee benefits	2,392	2,448	2,266

(1)	Does not include defined contribution plans.

Schedule of benefits to be paid

	Schedule of benefits to be paid, undiscounted
(in millions of euros)	2019	2020	2021	2022	2023	2024 and beyond
Post-employment benefits	64	50	57	50	51	2,527
Other long-term benefits (1)	637	514	396	296	229	161
o/w French part-time for seniors plans	558	429	325	248	205	115
Total	701	564	453	346	280	2,688

(1)	Provisions for time saving account and long-term leave and long-term sick leave not included.

Schedule of key assumptions

The discount rates used for the euro zone (which accounts for 90% of Orange’s pension and other long-term employee benefit obligations) are as follows:

	December 31,		December 31,	December 31,
	2018		2017	2016
More than 10 years	1.70% à 1.85%		1.55% to 1.65%	1.45% to 1.85%
Less than 10 years	-0.20% à 1.30	%(1)	-0.25% to 1.65%	-0.10% to 1.45%

(1)	A -0.05% rate has been used to value the obligation regarding the French part-time for seniors plans (versus -0.25% as at December 31, 2017).

The discount rates used for the euro zone are based on corporate bonds rated AA, with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (3.35% used) up to 5%. In France, the revaluation of the annuity-based plan for senior management is based on the INSEE consumer price index (2% used).

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher “GVT” (acronym for Wage drift - Seniority - Job-skills). “Wage drift - Seniority - Job-skills” refers to annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out of grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)	Rate increase by 50 points	Rate decrease by 50 points
Discount rates (1)	(104)	114
	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans (2)	(54)	54

(1)	Includes 19 million euros for the French part-time for seniors plans (short term duration).
(2)	Sensitivity is performed on future entries in French part-time for seniors plans (TPS).

Schedule of obligations

	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
(in millions of euros)	plans	plans	Other	(TPS)		Other	2018	2017	2016
Total benefit obligations in the opening balance	518	826	70	1,644		669	3,727	4,009	4,009
Service cost	2	48	1	687	(1)	48	786	154	173
Net interest on the defined benefit liability	8	16	1	(3)		1	23	29	37
Actuarial losses/(gains) arising from changes of assumptions	(16)	(17)	(1)	—		—	(34)	67	190
o/w arising from change in discount rate	(17)	(17)	(1)	(3)		—	(38)	37	115
Actuarial losses/(gains) arising from experience	11	(20)	—	86		1	78	212	292
Benefits paid	(19)	(26)	(3)	(630)		(68)	(746)	(738)	(640)
Translation adjustment and other	(2)	6	0	—		(1)	3	(6)	(52)
Total benefit obligations in the closing balance (a)	502	833	68	1,784		650	3,837	3,727	4,009
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	502	5	—	—		—	507	523	559
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	—	828	68	1,784		650	3,330	3,204	3,450
Weighted average duration of the plans (in years)	14	13	16	2		6	6	6	6

Schedule of fair value of plan assets

	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
(in millions of euros)	plans	plans	Other	(TPS)	Other	2018	2017	2016
Fair value of plan assets in the opening balance	409	(0)	—	—	—	409	395	380
Net interest on the defined benefit liability	7	(0)	—	—	—	7	7	9
(Gains)/Losses arising from experience	2	(0)	—	—	—	2	20	28
Employer contributions	16	—	—	—	—	16	18	37
Benefits paid by the fund	(17)	—	—	—	—	(17)	(22)	(24)
Translation adjustment and other	(3)	—	—	—	—	(3)	(9)	(35)
Fair value of plan assets in the closing balance (b)	414	(0)	—	—	—	414	409	395

Schedule of employee benefits

	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
(in millions of euros)	plans	plans	Other	(TPS)	Other	2018	2017	2016
Employee benefits in the opening balance	109	826	70	1,644	669	3,318	3,614	3,629
Net expense for the period	3	64	2	770	50	889	452	576
Employer contributions	(16)	—	—	—	—	(16)	(18)	(37)
Benefits directly paid by the employer	(2)	(26)	(3)	(630)	(68)	(729)	(716)	(616)
Actuarial (gains)/losses generated during the year	(7)	(37)	(1)	—	—	(45)	(16)	80
Translation adjustment and other	1	6	—	—	(1)	6	2	(18)
Employee benefits in the closing balance - Net unfunded status (a) - (b)	88	833	68	1,784	650	3,423	3,318	3,614
o/w non-current	67	793	65	1,226	571	2,722	2,600	2,933
o/w current	21	40	3	558	79	701	718	681

Schedule of net expense

	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
(in millions of euros)	plans	plans	Other	(TPS)	Other	2018	2017	2016
Service cost	(2)	(48)	(1)	(687)	(48)	(786)	(154)	(173)
Net interest on the net defined benefit liability	(1)	(16)	(1)	3	(1)	(16)	(21)	(28)
Actuarial gains/(losses)	—	—	—	(86)	(1)	(87)	(277)	(375)
Total	(3)	(64)	(2)	(770)	(50)	(889)	(452)	(576)
o/w expenses in operating income	(2)	(48)	(1)	(773)	(49)	(873)	(431)	(548)
o/w expenses in finance costs	(1)	(16)	(1)	3	(1)	(16)	(21)	(28)

Schedule of share-based payment
	Free share award	Long Term
	plan	Incentive Plan
Measurement date	October 26, 2017	July 26, 2017
Vesting date	December 31, 2019	December 31, 2019
Price of underlying instrument at measurement date	13.74 euros	14.33 euros
Price of underlying instrument at closing date	14.16 euros	14.16 euros
Expected dividends (% of the share price)	4.5%	4.5%
Risk free yield	-0.45%	-0.32%
Fair value per share of benefit granted to employees	12.45 euros	9.55 euros
o/w fair value of internal performance condition	12.45 euros	12.81 euros
o/w fair value of external performance condition	—	6.29 euros

Schedule of executive compensation

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Short-term benefits excluding employer social security contributions (1)	(14.7)	(12.9)	(10.7)
Short-term benefits: employer’s social security contributions	(4.6)	(4.1)	(3.4)
Post-employment benefits (2)	(0.4)	(1.2)	(1.2)
Share-based compensation (3)	(1.2)	(0.4)	(0.0)

(1)

Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan (LTIP).

(2)	Service cost.
(3)	Includes employee shareholding plans and shares settled Long Term Incentive Plan (LTIP).